                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:                  811-07358

Exact name of registrant as specified in charter:    Duff & Phelps Utility &
                                                     Corporate Bond Trust Inc.

Address of principal executive offices:              55 East Monroe St
                                                     Suite 3600
                                                     Chicago, IL 60603



Name and address of agent for service:               Alan Meder, Principal
                                                     Financial Officer
                                                     55 East Monroe St.
                                                     Suite  3600
                                                     Chicago, IL 60603

Registrant's telephone number, including area code:  312-541-5555

Date of fiscal year end:                             12/31/04

Date of reporting period:                            12/31/04

Item 1 - Reports to Stockholders

DEAR FELLOW SHAREHOLDERS:

YOUR FUND'S PERFORMANCE

     During the second half of the year, the performance of leveraged bond funds, including the Duff and Phelps Utility and Corporate Bond Trust ("DUC Fund"), was generally positive. After the first six months of the year, when the return on such funds was hurt by both the actual rise in interest rates and the expectation of tighter monetary policy, the fixed income markets became more comfortable with the idea of the Federal Reserve tightening monetary policy at a measured pace. Therefore, leveraged bond funds, including the DUC Fund, posted solid returns.

                                                                                    DUC FUND
                                                                                   (PER SHARE
                                  DOW JONES                                     PERFORMANCE WITH       DUC FUND       LEHMAN
                               INDUSTRIAL INDEX          S&P 500 INDEX        DIVIDENDS REINVESTED    (NAV-BASED     AGGREGATE
                            (DIVIDENDS REINVESTED)   (DIVIDENDS REINVESTED)      IN FUND PLAN)       PERFORMANCE)   BOND INDEX
                            ----------------------   ----------------------   --------------------   ------------   -----------
July - December 2004......           4.47%                    7.19%                  20.70%              6.20%         4.18%
January - December 2004...           5.31%                   10.88%                   5.55%              5.15%         4.34%

---------------
Performance returns for both the Dow Jones Industrial Index and the S&P 500 Index were obtained from Bloomberg LLP. Fund stock-based returns obtained from Administrator of the Fund. Fund NAV-based returns obtained from Lipper Inc. Lehman Aggregate Index performance returns obtained from Lehman Brothers.

     Based on the 2004 year-end closing price of $14.69 and actual dividends of $1.02 for the past year, the common stock had an annual dividend yield of 6.94%.

MARKET OVERVIEW

     During the second half of 2004, investors were once again confronted with countervailing forces that influenced the returns of the broad equity markets. The U.S. economy grew at a solid, though not spectacular pace. The lagged effects of unprecedented economic stimulus introduced over the last few years, both monetary and fiscal, provided a tailwind to the U.S. economy and potentially set the stage for a self-sustaining recovery. Corporate America, which had taken a back seat to the consumer during the early days of the economic recovery, began to strengthen, as evidenced by solid corporate profitability and improved balance sheet fundamentals. However, in addition to the situation in Iraq and the ongoing war against terrorism, investors had to consider the potential negative affects of rising energy prices, expanding deficits, a weaker U.S. dollar, the threat of inflation and the re-emergence of M&A (mergers and acquisitions) activity. Fortunately, the momentum enjoyed by the U.S. economy allowed equity investors to look beyond the negative influences, resulting in the traditional equity markets posting positive returns.

     The Federal Reserve, recognizing at mid-year that an inordinate amount of monetary stimulus was no longer required, began to tighten monetary policy for the first time in more than three years. Just prior to the beginning of the third quarter, many of the fixed income market's expectations were confirmed, as the Federal Reserve raised the Federal Funds target by 25 basis points and stated that further increases would come at a measured pace based on economic prospects. That move was the first of five 25 basis point increases, bringing the Federal Funds target to 2.25% at the end of the year. Returns for the second half of 2004 were positive in the broad fixed income markets. Most of the gains were derived in the third quarter, as the market rebounded from the second quarter rise in interest rates. In addition, due to a re-shaping of the U.S. Treasury yield curve, returns in the fixed income markets were highly dependent on the term to maturity of a given investment. Expectations of the Federal Reserve's reversal of an overly accommodative monetary policy, along with increased faith in the Federal Reserve's ability to keep inflation under control, allowed short-term and long-term interest rates to move in opposite directions. Over the second half of the year, the U.S. Treasury yield curve flattened, as yields increased by 39 basis points on two-year maturities, while yields decreased by 36 basis points on ten-year maturities and by 46 basis points on thirty-year maturities.

ECONOMIC OUTLOOK

     Looking forward to the first half of 2005, barring an unforeseen escalation of geopolitical tension or a further devaluation of the U.S. dollar, the U.S. economy is expected to grow at a moderate pace with rising inflation expectations. Generally sound fundamentals underpinning the U.S. economy should allow the Federal Reserve to maintain a measured pace of tightening to a more neutral monetary policy. At this stage of the recovery, the consumer is expected to give way to business as the main driver behind the economic expansion. The consumer, though still relatively healthy, should be slowed by rising interest rates, increased debt burdens and higher energy prices. However, healthy balance sheets and solid profitability should enable business investment, in the form of expanding payrolls and capital expenditures, to continue. An environment of sustained U.S. economic growth and increasing inflation expectations could lead to upward pressure on interest rates. Under this scenario, we believe returns will be restrained by the potential of rising interest rates, while the outlook for corporate bonds will remain positive as it is supported by steady economic growth and sound credit fundamentals.

DIVIDEND REINVESTMENT, CASH PURCHASE PLAN AND DIRECT DEPOSIT

     To those of you receiving dividends in cash, you may want to consider taking advantage of the dividend reinvestment and cash purchase plan (the "Plan") available to all registered shareholders of the Fund. Under the Plan, the Fund absorbs all administrative costs (except brokerage commissions, if any) so that the total amount of your dividends and other distributions may be reinvested in additional shares of the Fund. Also, the cash purchase option permits participants to purchase shares in the open-market through the Plan Agent. Additional information about the Plan is available from The Bank of New York, 1-800-524-4458, or for more details, please turn to page 17.

     For those shareholders receiving dividend checks, you may want to consider having your monthly dividends deposited, free of charge directly into your bank account through electronic funds transfer. Direct deposit provides the convenience of automatic and immediate access to your funds, while eliminating the possibility of mail delays and lost, stolen or destroyed checks. Additional information about direct deposit is available from The Bank of New York, 1-800-432-8224.

     We appreciate your investment in Duff & Phelps Utility and Corporate Bond Trust Inc. and look forward to continuing our service to you.

Sincerely,

/s/ Francis E. Jeffries                  /s/ Nathan I. Partain

Francis E. Jeffries, CFA                 Nathan I. Partain
Chairman                                 President and Chief Executive Officer

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2004

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------

            LONG-TERM INVESTMENTS--134.0%

            U.S. GOVERNMENT AND AGENCY OBLIGATIONS(A)--14.3%

            Federal National Mortgage Association,

 $   853      8.00%, 10/01/30.....................................  Aaa       AAA        $     925,192

   2,196      7.00%, 12/01/31.....................................  Aaa       AAA            2,328,594

            Government National Mortgage Association
            Pass-Through Certificates,

      75      7.00%, 3/15/26......................................  Aaa       AAA               80,339

     332      7.50%, 5/15/26......................................  Aaa       AAA              358,144

     228      8.00%, 11/15/30.....................................  Aaa       AAA              247,892

     141      8.00%, 2/15/31......................................  Aaa       AAA              153,348

            U.S. Treasury Bonds,

  40,000      10.375%, 11/15/12...................................  Aaa       AAA           47,703,160
                                                                                         -------------

            TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
            (cost $50,963,978)....................................                          51,796,669
                                                                                         -------------

            CORPORATE BONDS--115.1%

            AUTO & TRUCK--6.8%

  10,000    DaimlerChrysler NA Holdings,
              7.20%, 9/01/09......................................  A3        BBB           11,141,260

   7,250    Ford Motor Company,
              9.215%, 9/15/21.....................................  Baa1      BBB-           8,371,959

   5,000    General Motors Corporation,
              8.10%, 6/15/24......................................  Baa2      BBB-           5,241,055
                                                                                         -------------

                                                                                            24,754,274
                                                                                         -------------

            BROADCASTING & PUBLISHING--2.0%

   6,550    Continental Cablevision, Inc.,
              9.50%, 8/01/13......................................  Baa3      BBB            7,092,229
                                                                                         -------------

            FINANCIAL--29.9%

   7,000    Countrywide Capital I,
              8.00%, 12/15/26.....................................  Baa1      BBB+           7,374,192

            John Deere Capital Corp.,

   5,000      3.125%, 12/15/05....................................  A3        A-             4,993,590

   5,000      5.125%, 10/19/06....................................  A3        A-             5,151,260

  13,000    Ford Motor Credit Company,
              7.60%, 8/01/05......................................  A3        BBB-          13,305,253

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2004

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            FINANCIAL (CONTINUED)
 $ 5,000    General Motors Acceptance Corporation,
              7.75%, 1/19/10......................................  Baa1      BBB-       $   5,372,180

  10,000    Great Western Financial Trust II,
              8.206%, 2/01/27.....................................  Baa1      BBB           10,928,130

  16,000    Household Finance Corp.,
              8.00%, 7/15/10......................................  A1        A             18,852,464

  10,000    KeyCorp Institution Capital B,
              8.25%, 12/15/26.....................................  A3        BBB           11,031,990

            Merrill Lynch & Co.,

   5,000      6.50%, 7/15/18......................................  Aa3       A+             5,496,425

   5,000      6.875%, 11/15/18....................................  Aa3       A+             5,783,850

  10,000    NationsBank Capital Trust IV,
              8.25%, 4/15/27......................................  Aa3       A-            11,156,090

   7,500    Verizon Global Funding Corp.,
              7.375%, 9/01/12.....................................  A2        A+             8,839,140
                                                                                         -------------

                                                                                           108,284,564
                                                                                         -------------

            INDUSTRIAL--27.7%

   5,000    Archer-Daniels-Midland Company,
              8.125%, 6/01/12.....................................  A2        A+             6,173,870

   3,450    Fort James Corporation,
              9.25%, 11/15/21.....................................  Ba2       BB+            4,355,625

   5,000    International Paper Co.,
              3.80%, 4/01/08......................................  Baa2      BBB            4,983,210

            Occidental Petroleum Corporation,

   5,000      7.65%, 2/15/06......................................  Baa1      BBB+           5,235,655

   5,000      9.25%, 8/01/19......................................  Baa1      BBB+           6,898,380

   5,000    Sun Company, Inc.,
              9.00%, 11/01/24.....................................  Baa2      BBB            6,518,725

            Tele-Communications, Inc.,

   5,275      10.125%, 4/15/22....................................  Baa3      BBB            7,590,857

   3,200      9.875%, 6/15/22.....................................  Baa3      WR             4,553,722

   5,000    Time Warner Entertainment Company, L.P.,
              8.875%, 10/01/12....................................  Baa1      BBB+           6,273,315

   5,000    Time Warner Inc.,
              9.15%, 2/01/23......................................  Baa1      BBB+           6,716,650

  10,000    Trans-Canada Pipelines Limited,
              9.875%, 1/01/21.....................................  A2        A-            14,276,980

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2004

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            INDUSTRIAL (CONTINUED)
 $10,000    USX Corporation,
              9.125%, 1/15/13.....................................  Baa1      BBB+       $  12,708,400

  12,500    Weyerhaeuser Co.,
              6.75%, 3/15/12......................................  Baa2      BBB           14,105,762
                                                                                         -------------

                                                                                           100,391,151
                                                                                         -------------

            RETAIL--1.5%

   5,000    Wal-Mart Stores, Inc.,
              6.875%, 8/10/09.....................................  Aa2       AA             5,620,045
                                                                                         -------------

            TELEPHONE--15.6%

  10,000    Bell Canada Inc.,
              9.50%, 10/15/10.....................................  A3        A             12,492,420

  10,000    British Telecom PLC,
              7.875%, 12/15/05....................................  Baa1      A-            10,432,270

  12,000    Deutsche Telekom International Finance,
              8.50%, 6/15/10......................................  Baa1      BBB+          14,312,436

   5,000    New York Telephone Co.,
              8.625%, 11/15/10....................................  Baa2      A+             5,971,050

  10,125    Sprint Corp.,
              9.25%, 4/15/22......................................  Baa3      BBB-          13,280,740
                                                                                         -------------

                                                                                            56,488,916
                                                                                         -------------

            UTILITIES--ELECTRIC--31.6%

   1,500    Alabama Power Co.,
              7.125%, 10/01/07....................................  A2        A              1,633,306

  10,000    CalEnergy Company, Inc.,
              8.48%, 9/15/28......................................  Baa3      BBB-          13,192,290

  17,438    ComEd Financing II,
              8.50%, 1/15/27......................................  Baa2      BBB           19,104,951

  10,000    Dominion Resources, Inc.,
              8.125%, 6/15/10.....................................  Baa1      BBB+          11,783,550

   5,000    DTE Energy Co.,
              6.45%, 6/01/06......................................  Baa2      BBB-           5,206,750

  10,000    Duke Energy Corporation,
              7.375%, 3/01/10.....................................  Baa1      BBB           11,377,880

  10,000    Hydro-Quebec,
              7.50%, 4/01/16......................................  A1        A+            12,360,650

   5,000    KeySpan Corporation,
              6.15%, 6/01/06......................................  A3        A              5,207,005

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2004

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            UTILITIES--ELECTRIC (CONTINUED)
 $ 5,000    KeySpan Gas East Corporation,
              7.875%, 2/01/10.....................................  A2        A+         $   5,876,280

  10,000    Progress Energy, Inc.,
              7.10%, 3/01/11......................................  Baa2      BBB-          11,256,620

   5,000    PSE&G Power LLC,
              7.75%, 4/15/11......................................  Baa1      BBB            5,837,385

   6,000    South Carolina Electric & Gas Co.,
              6.125%, 3/01/09.....................................  A1        A-             6,493,344

   5,000    Wisconsin Energy Corp.,
              6.50%, 4/01/11......................................  A3        BBB+           5,529,125
                                                                                         -------------

                                                                                           114,859,136
                                                                                         -------------
            TOTAL CORPORATE BONDS (cost $391,200,887).................................     417,490,315
                                                                                         -------------

            ASSET-BACKED SECURITIES--4.6%

   5,000    California Infrastructure SCE 1997-1 A7
              6.420%, 12/26/09....................................  Aaa       AAA            5,324,743

   5,000    Detroit Edison Securitization Funding LLC 2001-1 A6
              6.620%, 3/01/16.....................................  Aaa       AAA            5,716,875

   5,000    PSE&G Transition Funding 2001-1 A5
              6.450%, 3/15/13.....................................  Aaa       AAA            5,562,193
                                                                                         -------------

            TOTAL ASSET-BACKED (cost $17,012,500).....................................      16,603,811
                                                                                         -------------

            TOTAL LONG-TERM INVESTMENTS (cost $459,177,365)...........................     485,890,795
                                                                                         -------------


    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 2004

                                                                         RATINGS*
                                                                    ------------------
PRINCIPAL                                                                     STANDARD      MARKET
 AMOUNT                                                                          &           VALUE
  (000)                          DESCRIPTION                        MOODY'S    POOR'S      (NOTE 1)
---------   ------------------------------------------------------  -------   --------   -------------
            SHORT-TERM INVESTMENTS(A)--1.3%
            U.S. Treasury Bills,(a)
 $ 2,300      1.945%, 1/27/05.....................................  Aaa       AAA        $   2,296,769
   2,300      2.050%, 2/24/05.....................................  Aaa       AAA            2,292,928
                                                                                         -------------
            TOTAL SHORT-TERM INVESTMENTS (cost $4,589,697)............................       4,589,697
                                                                                         -------------
            TOTAL INVESTMENTS--135.3%
            (cost $463,767,062).......................................................     490,480,492
            LIABILITIES, LESS CASH AND OTHER ASSETS--(35.3%)..........................    (127,880,076)
                                                                                         -------------
            NET ASSETS--100%..........................................................   $ 362,600,416
                                                                                         =============

------------------------------------
 *  Ratings of issues shown have not been audited by Ernst &Young LLP.
(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

               SECTOR ALLOCATION AS A PERCENTAGE OF MARKET VALUE
                           AS OF 12/31/04 (UNAUDITED)

[FUND PIE CHART]

Corporates                                                    85.1%

U.S. Gov't/Agency                                             10.6%

Asset-Backed                                                   3.4%

Short-Term                                                     0.9%

                                                              100.00%

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2004

ASSETS
Investments, at value (cost $463,767,062)...................   $490,480,492
Cash........................................................      5,940,411
Interest receivable.........................................      8,619,229
Receivable for common stock reinvestments...................        219,534
Prepaid expenses and other assets (Note 8)..................        618,070
                                                               ------------
     Total assets...........................................    505,877,736
                                                               ------------
LIABILITIES
Commercial paper (Note 5)...................................    142,298,616
Deferred compensation payable (Note 8)......................        558,224
Investment advisory fee payable (Note 2)....................        213,720
Administrative fee payable (Note 2).........................         46,031
Accrued expenses............................................        160,729
                                                               ------------
     Total liabilities......................................    143,277,320
                                                               ------------
NET ASSETS..................................................   $362,600,416
                                                               ============
CAPITAL
Common stock, $.01 par value, 600,000,000 shares authorized,
  26,834,444 shares issued and outstanding (Note 7).........   $    268,344
Additional paid-in capital..................................    366,489,424
Distributions in excess of net investment income............     (9,626,550)
Accumulated net realized loss on investment transactions....    (21,244,232)
Net unrealized appreciation on investments..................     26,713,430
                                                               ------------
NET ASSETS..................................................   $362,600,416
                                                               ============
Net asset value per share of common stock:
  ($362,600,416 / 26,834,444 shares of common stock issued
  and outstanding)..........................................   $      13.51
                                                               ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME
  Interest income...........................................   $29,556,152
                                                               -----------
EXPENSES
  Investment advisory fees (Note 2).........................     2,532,808
  Administrative fees (Note 2)..............................       545,999
  Directors' fees and expenses..............................       378,768
  Commercial paper fees.....................................       221,687
  Commitment fees (Note 5)..................................       152,500
  Commissions expense -- commercial paper...................       145,386
  Transfer agent fees and expenses..........................       143,420
  Professional fees.........................................       128,214
  Custodian fees and expenses...............................        49,543
  Reports to shareholders...................................        36,455
  Registration fees.........................................        23,750
  Other.....................................................        31,329
                                                               -----------
  Total operating expenses..................................     4,389,859
  Interest expense -- commercial paper (Note 5).............     2,100,027
                                                               -----------
     Total expenses.........................................     6,489,886
                                                               -----------
     Net investment income..................................    23,066,266
                                                               -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
  Net realized loss on investment transactions..............      (760,530)
  Net change in unrealized appreciation/depreciation on
     investments............................................    (4,087,463)
                                                               -----------
     Net realized and unrealized loss on investments........    (4,847,993)
                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $18,218,273
                                                               ===========

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            STATEMENT OF CASH FLOWS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

INCREASE (DECREASE) IN CASH
Cash flows provided from (used for) operating activities:
     Interest received......................................  $ 33,882,202
     Expenses paid..........................................    (4,427,070)
     Interest expense paid..................................    (1,847,357)
     Purchase of long-term portfolio investments............   (85,050,853)
     Proceeds from sale of long-term portfolio
       investments..........................................    82,093,193
     Net purchases in excess of proceeds from sales of
       short-term portfolio investments.....................    (4,502,036)
                                                              ------------
     Net cash provided from operating activities............    20,148,079
                                                              ------------
Cash flows provided from (used for) financing activities:
     Net cash used for commercial paper.....................      (576,582)
     Cash dividends paid to shareholders(a).................   (25,227,652)
                                                              ------------
     Net cash used for financing activities.................   (25,804,234)
                                                              ------------
Net decrease in cash........................................    (5,656,155)
        Cash at beginning of year...........................    11,596,566
                                                              ------------
        Cash at end of year.................................  $  5,940,411
                                                              ============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS TO NET CASH PROVIDED FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations........  $ 18,218,273
                                                              ------------
     Increase in investments................................    (3,411,539)
     Net realized loss on investments transactions..........       760,530
     Net change in unrealized appreciation/depreciation on
       investments..........................................     4,087,463
     Decrease in interest receivable........................       277,893
     Increase in prepaid expenses...........................        (3,386)
     Increase in interest payable...........................       252,670
     Decrease in accrued expenses and other liabilities.....       (33,825)
                                                              ------------
        Total adjustments...................................     1,929,806
                                                              ------------
Net cash provided from operating activities.................  $ 20,148,079
                                                              ============

------------------------------------
(a) Non cash financing activities not included herein consist of reinvestment of dividends of $2,042,369.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                             FOR THE YEAR ENDED
                                                    -------------------------------------
                                                    DECEMBER 31, 2004   DECEMBER 31, 2003
                                                      ------------        ------------
OPERATIONS
  Net investment income...........................    $ 23,066,266        $ 24,599,544
  Net realized loss on investment transactions....        (760,530)        (14,179,877)
  Net change in unrealized
     appreciation/depreciation on investments.....      (4,087,463)         38,350,899
                                                      ------------        ------------
  Net increase in net assets resulting from
     operations...................................      18,218,273          48,770,566
                                                      ------------        ------------
DIVIDENDS TO SHAREHOLDERS
  From net investment income......................     (27,284,046)        (27,109,463)
                                                      ============        ============
CAPITAL STOCK TRANSACTIONS
  Reinvestment of dividends resulting in the
     issuance of 146,840 shares and 205,846 shares
     of Common Stock, respectively................       2,042,369           2,831,771
                                                      ------------        ------------
  Total increase (decrease) in net assets.........      (7,023,404)         24,492,874
NET ASSETS
  Beginning of year...............................     369,623,820         345,130,946
                                                      ------------        ------------
  End of year(a)..................................    $362,600,416        $369,623,820
                                                      ============        ============
  (a) includes distributions in excess of net
     investment income............................    $ (9,626,550)       $ (8,379,366)
                                                      ============        ============

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                              FINANCIAL HIGHLIGHTS

                                                                FOR THE YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                                        2004       2003       2002     2001(2)      2000
                                                      --------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period................  $  13.85   $  13.03   $  13.23   $  12.64      12.54
                                                      --------   --------   --------   --------   --------
  Net investment income(1)..........................      0.86       0.93       0.99       0.96       0.98
  Net realized and unrealized gain (loss) on
    investments transactions........................     (0.18)      0.91      (0.17)      0.65       0.17
                                                      --------   --------   --------   --------   --------
  Net increase (decrease) from investment
    operations......................................      0.68       1.84       0.82       1.61       1.15
                                                      --------   --------   --------   --------   --------
Dividends from net investment income................     (1.02)     (1.02)     (1.02)     (1.02)     (1.05)
                                                      --------   --------   --------   --------   --------
Net asset value, end of period(3)...................  $  13.51   $  13.85   $  13.03   $  13.23   $  12.64
                                                      ========   ========   ========   ========   ========
Per share market value, end of period(3)............  $  14.69   $  14.99   $  13.16   $  13.21   $  12.75
                                                      ========   ========   ========   ========   ========
TOTAL INVESTMENT RETURN(4)..........................      5.55%     22.64%      7.91%     11.90%     20.41%
RATIOS TO AVERAGE NET ASSETS(5)
Operating expenses..................................      1.78%      1.79%      2.16%      3.07%      4.02%
Operating expenses (excluding all commercial paper
  expenses).........................................      1.06%      1.08%      1.04%      1.02%      1.04%
Net investment income...............................      6.34%      6.81%      7.84%      7.35%      7.98%
SUPPLEMENTAL DATA
Portfolio turnover..................................        17%        10%        27%        10%        15%
Net assets, end of period (000).....................  $362,600   $369,624   $345,131   $347,114   $329,178
COMMERCIAL PAPER INFORMATION
Aggregate amount outstanding at end of period
  (000).............................................  $143,000   $143,000   $140,500   $143,000   $143,000
Average daily amortized cost of commercial paper
  outstanding (000).................................  $142,557   $142,115   $141,657   $141,686   $141,152
Asset coverage per $1,000 at end of period..........  $  3,537   $  3,585   $  3,455   $  3,440   $  3,294

------------------------------------
(1) Based on average shares outstanding.

(2) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by $0.08, increase net realized and unrealized gains and losses per share by $0.08, and decrease the ratio of net investment income to average net assets from 7.99% to 7.35%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(3) Net asset value and market value are published in The Wall Street Journal each Monday.

(4) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Brokerage commissions are not reflected.

(5) As a percentage of average weekly net assets which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage.

    The accompanying notes are an integral part of the financial statements.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 2004

     Duff & Phelps Utility and Corporate Bond Trust Inc. (the "Fund") was organized in Maryland on November 23, 1992 as a diversified, closed-end management investment company with operations commencing on January 29, 1993.

     The Fund's investment objective is to seek high current income consistent with investing in securities of investment-grade quality. The Fund seeks to achieve its investment objective by investing substantially all of its assets in a diversified portfolio of Utility Income Securities, Corporate Income Securities, Mortgage-Backed Securities and Asset-Backed Securities. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific state, industry or region.

NOTE 1.  SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

     Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and discounts, is recorded on the accrual basis.

     FEDERAL INCOME TAXES: It is the Fund's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute sufficient net income and capital gains, if any, to shareholders to qualify as a regulated investment company. For this reason, no Federal income tax provision is required.

     DIVIDENDS AND DISTRIBUTIONS: The Fund declares and pays dividends to shareholders on a monthly basis. The dividends are recorded by the Fund on the ex-dividend date.

     REPURCHASE AGREEMENTS: Repurchase agreements are fully collateralized by U.S. Treasury or Government Agency securities. All collateral is held through the Fund's custodian and is monitored daily so that its market value exceeds the carrying value of the repurchase agreement.

     RECLASSIFICATION OF CAPITAL ACCOUNTS: U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $2,970,596 has been reclassified between accumulated net realized loss on investment transactions and distributions in excess of net investment income as a result of permanent

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

differences attributable to amortization methods on fixed income securities and accounting for paydowns. These reclassifications have no effect on net assets or net asset values per share.

     USE OF ESTIMATES: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts for income and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2.  AGREEMENTS

     The Fund has an Advisory Agreement with the Duff & Phelps Investment Management Co. (the "Adviser"), a subsidiary of Phoenix Investment Partners, Ltd. and an Administration Agreement with Princeton Administrators, L.P. (the "Administrator").

     The investment advisory fee paid to the Adviser is computed weekly and payable monthly at an annual rate of .50% of the Fund's average weekly managed assets which is defined as the average weekly value of the total assets of the Fund minus the sum of all accrued liabilities of the Fund (other than the aggregate amount of any outstanding borrowings or other indebtedness constituting financial leverage).

     The administrative fee paid to the Administrator is also computed weekly and payable monthly at an annual rate of .15% of the Fund's average weekly net assets, (which includes any liabilities or senior securities constituting indebtedness in connection with financial leverage) subject to a monthly minimum of $12,500.

     Pursuant to the agreements, the Adviser provides continuous supervision of the investment portfolio and pays the compensation of directors and officers of the Fund who are fulltime employees of the Adviser. The Administrator pays certain occupancy, clerical and accounting costs of the Fund. The Fund bears all other costs and expenses.

NOTE 3.  PORTFOLIO SECURITIES

     For the year ended December 31, 2004, the Fund had purchases of $85,050,853 and sales of $79,713,788 of investment securities, other than U.S. Government securities and short-term investments.

     The cost of investments of the Fund for federal income tax purposes was $477,544,741. The net unrealized appreciation aggregated $12,935,751, of which $20,284,899 related to appreciated securities and $7,349,148 related to depreciated securities.

NOTE 4.  SECURITY LENDING

     The Fund may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fee income. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

may occur during the term of the loan will be for the account of the Fund. During the year ended December 31, 2004, there were no securities loaned.

NOTE 5.  COMMERCIAL PAPER

     As of December 31, 2004, $143,000,000 of commercial paper was outstanding with an amortized cost of $142,298,616. The average discount rate of commercial paper outstanding at December 31, 2004 was 2.34%. The average daily balance of commercial paper outstanding for the year ended December 31, 2004 was $142,556,971 at a weighted average discount rate of 1.65%. The maximum amount of commercial paper outstanding at any time during the year was $143,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with a bank for $75,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.20% per annum on the unused balance. During the year ended December 31, 2004 there were no borrowings under this agreement.

NOTE 6.  DISTRIBUTIONS TO SHAREHOLDERS

     The tax character of distributions paid during the fiscal years ended December 31, 2004 and December 31, 2003 was as follows:

                                                              12/31/2004    12/31/2003
                                                              -----------   -----------
Distributions paid from:
  Ordinary income...........................................  $27,284,046   $27,109,463
                                                              -----------   -----------
Total taxable distributions.................................  $27,284,046   $27,109,463
                                                              -----------   -----------

     As of December 31, 2004, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income -- net........................  $  4,732,173
Undistributed long-term capital gains -- net................  $          0
                                                              ------------
Total undistributed earnings................................  $  4,732,173
Capital loss carryforward...................................   (21,244,232)*
Unrealized gains / (losses) -- net..........................    12,354,707**
                                                              ------------
Total accumulated earnings / (losses).......................  $ (4,157,352)
                                                              ============

---------------
 * On December 31, 2004, the Fund had a net capital loss carryforward of $21,244,232 of which 17,513,106 expires in 2011 and 3,731,126 expires in
   2012. This amount will be available to offset like amounts of any future taxable gains.

** The difference between book-basis and tax-basis unrealized gains / (losses) is attributable primarily to the difference between book and tax amortization methods for premiums and discounts on fixed income securities, the tax treatment of deferred expenses and other temporary differences.

NOTE 7.  CAPITAL

     Of the 26,834,444 shares of common stock outstanding at December 31, 2004, Phoenix Investment Partners Ltd. owned 21,310 shares.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 8.  DEFERRED COMPENSATION PLAN

     The Fund has adopted a deferred compensation plan (the "Compensation Plan"). Under the Compensation Plan, a director who is not an "interested person" of DUC and has elected to participate in the Compensation Plan (a "participating director") may defer receipt of all or a portion of his compensation from the Fund. The deferred compensation payable to the participating director is credited to the director's deferral account in lieu of having such compensation paid to the director. The Fund purchases shares of common stock of the Fund in the open market. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating director retires, the director may elect to receive payments under the plan in a lump sum or in equal installments over a period of up to ten years. If a participating director dies, any amount payable under the plan will be paid to the director's beneficiaries. Deferred compensation investments of $558,224 are included in "Prepaid expenses and other assets" on the Statement of Assets and Liabilities at December 31, 2004. The Fund's obligation to make payment under the Compensation Plan is a general obligation of the Fund.

NOTE 9.  INDEMNIFICATIONS

     In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. The Fund does not anticipate recognizing any loss related to these arrangements.

NOTE 10.  SUBSEQUENT DIVIDENDS

     Subsequent to December 31, 2004, the Board of Directors of the Fund declared a dividend of $.085 per share payable on January 31, 2005 to shareholders of record on January 18, 2005.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Duff & Phelps Utility & Corporate Bond Trust Inc.:

     We have audited the accompanying statement of assets and liabilities of Duff & Phelps Utility and Corporate Bond Trust Inc., including the schedule of investments, as of December 31, 2004, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Duff & Phelps Utility and Corporate Bond Trust Inc. at December 31, 2004, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years indicated, in conformity with U.S. generally accepted accounting principles.


ERNST & YOUNG LLP
New York, New York
February 10, 2005

                  DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Common shareholders are automatically enrolled in the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"). Under the Plan, all distributions to common shareholders of dividends and capital gains will automatically be reinvested by The Bank of New York (the "Plan Agent") in additional shares of common stock of the Fund unless an election is made to receive distributions in cash. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check in U.S. dollars mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the common shareholders in administering the Plan. After the Fund declares a dividend or determines to make a capital gains distribution, if (1) the market price of shares on the valuation date equals or exceeds the net asset value of these shares, the Fund will issue new shares at net asset value, provided that the Fund will not issue new shares at a discount of more than 5% from the then current market price; or if (2) the market price is lower than the net asset value, or if dividends or capital gains distributions are declared and payable only in cash, then the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy shares of common stock in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share of the common stock, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Fund's common stock, resulting in the acquisition of fewer shares of common stock than if the dividend or distribution had been paid in common stock issued by the Fund. As described below, the Plan was amended, effective December 1, 1999, whereby the Fund will issue new shares in circumstances in which it will be beneficial to plan participants.

     The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. However, each participant will pay a pro rata share of brokerage commissions (or equivalent purchase costs) incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions and with voluntary additional share investments. There are no other charges to participants for reinvesting dividends or capital gains distributions, except for certain brokerage commissions (or equivalent purchase costs) as described above.

     The Plan also permits Plan participants to periodically purchase additional shares of common stock through the Plan by delivering to the Plan Agent a check for at least $100, but not more than $5,000 in any month. The Plan Agent will use the funds to purchase shares in the open market or in private transactions. The Fund will not issue any new shares in connection with voluntary additional share investments. Purchases made pursuant to the Plan will be made commencing at the time of the first dividend or distribution payment following the second business day after receipt of the funds for additional purchases, and may be aggregated with purchases of shares for reinvestment of the dividends and distributions. Shares will be allocated to the accounts of participants purchasing additional shares at the average price per share, plus a service charge imposed by the Plan Agent and brokerage commissions (or equivalent purchase costs) paid by the Plan Agent for all shares purchased by it, including for reinvestment of dividends and distributions. Checks drawn on a foreign bank are subject to collection and collection fees, and will be invested at the time of the next distribution after funds are collected by the Plan Agent.

     The Plan Agent will make every effort to invest funds promptly, and in no event more than 30 days after the Plan Agent receives a dividend or distribution, except where postponement is deemed necessary to comply with applicable provisions of the federal securities laws.

     Funds sent to the Plan Agent for voluntary additional share investment may be recalled by the participant by written notice received by the Plan Agent not later than two business days before the next distribution payment date. If for any reason a regular monthly distribution is not paid by the Fund, funds for voluntary additional share investment will be returned to the participant, unless the participant specifically directs that they continue to be held by the Plan Agent for subsequent investment.

     Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan as provided below, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account. An election to withdraw from the Plan will, until such election is changed, be deemed to be an election by a common shareholder to take all subsequent dividends and distributions in cash. Elections will only be effective for dividends and distributions declared after, and with a record date of at least ten days after, such elections are received by the Plan Agent. There is no penalty for non-participation in or withdrawal from the Plan, and shareholders who have withdrawn from the Plan may rejoin it at any time. The Plan Agent imposes charges on participants for selling participants shares on termination of participation (currently a base fee of $5.00 plus $.10 per share). The Fund reserves the right to amend the Plan to institute a service charge to participants.

     The Plan Agent maintains each shareholder's account in the Plan and furnishes monthly written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. Shares in the account of each Plan participant will be held by the Plan Agent in non-certificated form in the name of the participant, and each shareholder's proxy will include those shares purchased pursuant to the Plan.

     Common shareholders whose common stock is held in the name of a broker or nominee should contact such broker or nominee to determine whether or how they may participate in the Plan.

     In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount registered in the record shareholder's name and held for the account of beneficial owners who are participants in the Plan.

     The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable or required to be withheld on such dividends or distributions.

     The Fund reserves the right to amend or terminate the Plan as applied to any dividend or distribution paid subsequent to written notice of the change sent to all participants in the Plan at least 90 days before the record date for the dividend or distribution. The Plan may also be amended or terminated by the Plan Agent by at least 90 days' written notice to all participants in the Plan. All questions concerning the Plan should be directed to the Plan Agent by calling 1-800-524-4458.

                   FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     Of the Trust's distributions paid to shareholders from ordinary income during the calendar year ended December 31, 2004, 12.57% was attributable to Federal obligations. In calculating the foregoing percentage, expenses of the Trust have been allocated on a pro-rata basis.

     The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

                       ADDITIONAL INFORMATION (UNAUDITED)

     There have been no changes in the Fund's charter or By-Laws that would delay or prevent a change in control of the Fund which have not been approved by the shareholders. There have been no changes in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.

     The Board of Directors has adopted a stock compensation program utilizing shares of the Fund. Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market.

     The Fund does not periodically update its registration statement in reliance upon prevailing exemptive orders and applicable rules. Additional information, if any, relating to the Fund's directors and officers, in addition to such information as found elsewhere in this Annual Report, may be requested by contacting the Fund at the address provided in this Report.

                 PROXY VOTING POLICY AND PROCEDURES (UNAUDITED)

     The Fund does not typically hold voting securities and the Fund's Board of Directors has adopted proxy voting procedures whereby the Fund's Investment Adviser would review any proxy solicitation materials on a case-by-case basis and would vote any such securities in accordance with the Investment Adviser's good faith belief as to the best interests of the Fund and its shareholders. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Adviser collect at 312-541-5555 and on the Commission's website at http://www.sec.gov.

         AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (UNAUDITED)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                       ANNUAL CERTIFICATIONS (UNAUDITED)

     In June 2004, the Fund submitted a CEO annual certification to the New York Stock Exchange ("NYSE") in which the Fund's principal executive officer certified that he was not aware, as of the date of the certification, of any violation by the Fund of the NYSE's Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related Securities and Exchange Commission ("SEC") rules, the Fund's principal executive and principal financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund's disclosure controls and procedures and internal control over financial reporting.

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.

                     BOARD OF DIRECTORS AND FUND MANAGEMENT

     Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be "interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended, are referred to as "Independent Directors. Directors who are deemed to be "interested persons" of the Fund are referred to as "Interested Directors." "Fund Complex" consists of the Fund and any other investment companies managed by affiliates of Phoenix Investment Partners, Ltd. ("PXP").

INDEPENDENT DIRECTORS

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                           POSITIONS    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS AND          HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Francis E. Jeffries         Chairman    Term expires     Chairman of the Board         31        DNP Select Income
  8477 Bay Colony Drive       of the    2006; Director   of Directors. Until May                 Fund, Inc. (1987-
  #902                      Board of    since 1993       13, 1997, Chairman of                   present).
  Naples, FL 34108          Directors                    the Board of Directors
  Age: 74                                                PXP. Prior to July
                                                         1995, Chief Executive
                                                         Officer of the
                                                         predecessor of PXP and
                                                         Chairman of the Board
                                                         of Duff & Phelps
                                                         Investment Management
                                                         Co.
E. Virgil Conway            Director    Term expires     Chairman, Rittenhouse         38        Director of Urstadt
  Rittenhouse Advisors,                 2007; Director   Advisors, LLC                           Biddle Property Corp.
  LLC                                   since 1995       (consulting firm) since                 (1989-present).
  101 Park Avenue                                        2001. Chairman and                      Director/Trustee, Pace
  New York, NY 10178                                     Board Member of the                     University (1978-
  Age: 75                                                Metropolitan                            present), Realty
                                                         Transportation                          Foundation of New York
                                                         Authority (1992-2001).                  (1972-present), Josiah
                                                         Chairman and Trustee of                 Macy, Jr., Foundation
                                                         the Harlem Youth                        (1973- 2004).
                                                         Development Foundation
                                                         (1987-2002). Chairman
                                                         and Director of New
                                                         York Housing
                                                         Partnership Development
                                                         Corp. (1981-2003).
William W. Crawford         Director    Term expires     Currently retired.             4
  701 Bobwhite Lane                     2005; Director   Former President and
  Naples, FL 34103                      since 1996       Chief Operating Officer
  Age: 76                                                of Hilliard, Lyons,
                                                         Inc., a registered
                                                         broker-dealer.

                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                           POSITIONS    TERM OF OFFICE                               COMPLEX
NAME, ADDRESS AND          HELD WITH    AND LENGTH OF    PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT    TIME SERVED       DURING PAST 5 YEARS     BY DIRECTOR      HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------
Harry Dalzell-Payne         Director    Term expires     Currently retired.            38
  The Flat                              2007; Director   Formerly a Major
  Elmore Court                          since 1996       General of the British
  Elmore, GLOS GL2 3 NT,                                 Army.
  UK
  Age: 75
William N. Georgeson        Director    Term expires     Currently retired.             4
  575 Glenwood Road                     2005; Director   Former Vice President
  Lake Forest, IL 60045                 since 1993       of Nuveen Advisory
  Age: 77                                                Corp, an investment
                                                         adviser.
Geraldine M. McNamara       Director    Term expires     Managing Director, U.S.       35
  United States Trust                   2005; Director   Trust Company of New
  Company of New York                   since 2003       York (private
  11 West 54th Street                                    bank)(1982-present)
  New York, NY 10019
  Age: 54
Eileen A. Moran             Director    Term expires     President and Chief            4
  PSEG Resources, Inc.                  2006; Director   Executive Officer, PSEG
  80 Park Plaza T-22                    since 1996       Resources Inc.
  Newark, NJ 07102                                       (1990-present).
  Age: 50
Everett L. Morris           Director    Term expires     Vice President of W.H.        38        Director, Reaves
  164 Laird Road                        2006; Director   Reaves and Company                      Utility Income Fund.
  Colts Neck, NJ 07722                  since 1993       (1993-2003).
  Age: 76
Richard A. Pavia            Director    Term expires     Currently retired. Vice        4
  7145 North Ionia Avenue               2005; Director   Chairman Cook County
  Chicago, IL 60646                     since 1993       Illinois President's
  Age: 74                                                Advisory Council-Forest
                                                         Preserve District
                                                         (since 1997). Special
                                                         Consultant, K&D
                                                         Facilities Resource
                                                         Corp. (since 1995).

INTERESTED DIRECTORS

     The persons listed below are "interested persons" of the Fund/Registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.

                                                                                       NUMBER OF
                                                                                      PORTFOLIOS
                                             TERM OF                                    IN FUND
                            POSITIONS       OFFICE AND                                  COMPLEX
NAME, ADDRESS AND           HELD WITH       LENGTH OF      PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
DATE OF BIRTH              REGISTRANT      TIME SERVED       DURING PAST 5 YEARS      BY DIRECTOR       HELD BY DIRECTOR
----------------------------------------------------------------------------------------------------------------------------
Philip R. McLoughlin(1)   Director        Term expires     Director and Chief             49        Director, PXRE Group
  56 Prospect Street                      2005; Director   Executive Officer (1995-                 (1985-present), and
  Hartford, CT 06115                      since 1996       2002) and Chairman                       World Trust Fund (1991-
  Age: 57                                                  (1997-2002), PXP.                        present).
                                                           Executive Vice President
                                                           and Chief Investment
                                                           Officer, The Phoenix
                                                           Companies, Inc. (2001-
                                                           2002). Director, (1994-
                                                           2002) and Executive Vice
                                                           President, Investments,
                                                           (1988-2002) Phoenix Life
                                                           Insurance Company.
                                                           Director, Aberdeen Asset
                                                           Management plc (1986-
                                                           2002). Director (1983-
                                                           2002) and Chairman
                                                           (1995-2002) Phoenix
                                                           Investment Counsel, Inc.
                                                           Director (1984-2002),
                                                           Chairman (1990-2002) and
                                                           President (1990-2000),
                                                           Phoenix Equity Planning
                                                           Corporation. Chairman
                                                           and Chief Executive
                                                           Officer, Phoenix/Zweig
                                                           Advisers (1999-2002).
                                                           Director and Executive
                                                           Vice President, Phoenix
                                                           Life and Annuity Company
                                                           (1996-2002), Director
                                                           and Executive Vice
                                                           President, PHL Variable
                                                           Insurance Company (1995-
                                                           2002). Director and Vice
                                                           President, PM Holdings,
                                                           Inc. (1985-2002).

---------------
(1) Mr. McLoughlin is an interested person of the Registrant by reason of his relationship with PXP and its affiliates.

OFFICERS OF THE FUND WHO ARE NOT DIRECTORS

     The following table sets for certain information concerning the principal executive officers of the Fund. The officers serve until their respective successors are chosen and qualified. The address of each individual, unless otherwise noted, is Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, IL 60603.

NAME, ADDRESS AND              POSITION(S) HELD WITH TRUST AND LENGTH               PRINCIPAL OCCUPATION(S)
DATE OF BIRTH                              OF TIME SERVED                             DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Nathan I. Partain              President and Chief Executive Officer     Executive Vice President, Duff & Phelps
  Age: 48                      since 2004.                               Investment Management Co. since January 1997;
                                                                         Director of Utility Research, Phoenix
                                                                         Investment Partners, Ltd., 1989-1996
                                                                         (Director of Equity Research, 1993-1996 and
                                                                         Director of Fixed Income Research, 1993);
                                                                         Director, Otter Tail Corporation.
----------------------------------------------------------------------------------------------------------------------
Daniel J. Petrisko             Vice President since 2000, Portfolio      Senior Vice President (1997- present), Vice
  Age: 44                      Manager 2002-2004, and Chief              President (1995- 1997), Duff & Phelps
                               Investment Officer 2004 to present.       Investment Management Co.
----------------------------------------------------------------------------------------------------------------------
Alan M. Meder                  Treasurer since 2000.                     Senior Vice President, Duff & Phelps
  Age: 45                                                                Investment Management Co. (1994-present).
----------------------------------------------------------------------------------------------------------------------
Joyce B. Riegel                Chief Compliance Officer since 2003.      Chief Compliance Officer for DNP Select
  Age: 50                                                                Income Fund, Inc. since 2004. Chief
                                                                         Compliance Officer for DTF Tax-Free Income
                                                                         Fund since 2003. Chief Compliance Officer of
                                                                         Duff & Phelps Investment Management Co. since
                                                                         August 2002. Vice President and Chief
                                                                         Compliance Officer, Stein Roe Investment
                                                                         Counsel LLC (2001-2002). Vice President and
                                                                         Compliance Officer, Stein Roe & Farnham
                                                                         Incorporated (1996-2000).
----------------------------------------------------------------------------------------------------------------------
Matthew A. Swendiman           Secretary since 2004.                     Counsel, Phoenix Life Insurance Company
  One American Row                                                       (2002-present). Vice President, Counsel,
  Hartford, CT 06102                                                     Chief Legal Officer and Secretary, certain of
  Age: 31                                                                the funds within the Phoenix Fund Complex
                                                                         (2004-present). Assistant Vice President and
                                                                         Assistant Counsel, Conseco Capital
                                                                         Management, (2000-2002).

DIRECTORS

Francis E. Jeffries, Chairman
E. Virgil Conway
William W. Crawford
Harry Dalzell-Payne
William N. Georgeson
Philip R. McLoughlin
Geraldine M. McNamara
Eileen A. Moran
Everett L. Morris
Richard A. Pavia

OFFICERS

Nathan I. Partain
President & Chief Executive Officer

Daniel J. Petrisko
Vice President & Chief Investment Officer

Alan M. Meder
Treasurer

Joyce B. Riegel
Chief Compliance Officer

Matthew A. Swendiman
Secretary

INVESTMENT ADVISER

Duff & Phelps Investment Management Co.
55 East Monroe Street
Chicago, IL 60603
(312) 541-5555

ADMINISTRATOR

Princeton Administrators, L.P.
P.O. Box 9095
Princeton, NJ 08543-9095
(800) 543-6217

CUSTODIAN AND TRANSFER AGENT

The Bank of New York
P.O. Box 11258
Church Street Station
New York, NY 10286
(800) 524-4458

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP
333 West Wacker Drive
Chicago, IL 60606

This report is for stockholder information.
This is not a prospectus intended for use in the purchase or sale of Fund shares. Information contained in this report is dated and subject to change. Past performance is no guarantee of future results.

Duff & Phelps Utility and Corporate Bond Trust Inc.
55 East Monroe Street
Chicago, IL 60603
                                 DUFF & PHELPS
                                  UTILITY AND
                                   CORPORATE
                                BOND TRUST INC.

                              (DUFF & PHELPS LOGO)
                                 ANNUAL REPORT
                               DECEMBER 31, 2004

Item 2 - Code of Ethics

         As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer. The registrant's principal financial officer also performs the functions of principal accounting officer. A copy of the code of ethics is available without charge upon request by calling collect to 1-312-541-5555.

Item 3 - Audit Committee Financial Expert

         The Registrant's Board of Directors has determined that two members of its audit committee, Everett L. Morris and E. Virgil Conway are audit committee financial experts and that each of them is "independent" for purposes of this item.

Item 4 - Principal Accountant Fees and Services -

(a)      Audit Fees  -
                           FY 03-$ 36,500
                           FY 04-$ 39,250

(b)      Audit-Related Fees  -


                  Periodic review of the Fund's commercial paper rating agency compliance tests.

                           FY 03-$7,425
                           FY 04-$2,600

(c)      Tax Fees  -

                  Completion of the federal tax return

                           FY 03-$3,500
                           FY 04-$3,750

(d)      All Other Fees  -

                           FY 03- $0
                           FY 04- $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must pre-approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that would have a direct impact on the operations and the financial reporting of the registrant. Such audit, audit-related, tax compliance and non-audit services that may be provided to the Registrant or to such service providers are referred to collectively as "Covered Services". The Committee is authorized to pre-approve specified Covered Services, generally for a period of 12 months from the date of such pre-approval. Any such pre-approved Covered Services, and the range of fees charged therefore, are reviewed by the Committee on at least an annual basis. The Committee may, from time to time, modify the nature of the Covered Services pre-approved, the aggregate levels of pre-approved fees or both. In the intervals between scheduled meetings of the Committee, the Committee has delegated pre-approval authority to the Chairman of the Committee. However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for the project as a whole. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee. The Committee is informed of each service pre-approved under such delegation at the next scheduled Committee meeting.

         (e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

                           0%

         (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

                           N/A

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

                           FY03-$10,925
                           FY04-$  6,350

         (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

                           No non-audit services rendered.

Item 5 - Audit Committee of Listed Registrants

         The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (the "Exchange Act"). The members of the committee are E. Virgil Conway, William W. Crawford, Harry Dalzell-Payne, William
         N. Georgeson, Geraldine M. McNamara, Eileen Moran, Everett L. Morris and Richard A. Pavia



Item 6 - Schedule of Investments

         Included as part of the report to shareholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies -

         The Fund does not typically hold voting securities and the Fund's Board of Directors has adopted proxy voting procedures whereby the Fund's Investment Adviser would review any proxy solicitation materials on a case-by-case basis and would vote any such securities in accordance with the Investment Adviser's good faith belief as to the best interest of the Fund and its shareholders. The receipt by the Fund of any such proxy solicitation materials and any vote in connection with the Fund's portfolio securities would be reviewed subsequently by the Fund's Board of Directors. The Fund's Board of Directors may change these proxy voting procedures at any time or from time to time. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling collect 1-312-541-5555 or on the Commission's website at http://www.sec.gov.

Item 8 - Portfolio Managers of Closed-End Management Investment Companies

         Not applicable to annual reports for the period ended December 31, 2004.

Item 9 - Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers. - None

Item 10- Submission of Matters to a Vote of Security Holders-     None

Item 11- Controls and Procedures

         (a)The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

         (b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
            (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits

         (a)(1) Code of Ethics - (see Item 2)

         (a)(2) Exhibit 99.Cert - Certifications pursuant to Section 302 of the Sarbanes-Oxley Act - Attached hereto

         (b) Exhibit 99.906 Cert- Certifications pursuant to Section 906 of the Sarbanes-Oxley Act - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Duff & Phelps Utility and Corporate Bond Trust, Inc.

By:     /s/ Alan M. Meder
       ------------------
       Alan M. Meder,
       Treasurer & Principal Financial and Accounting Officer of Duff & Phelps Utility and Corporate Bond Trust, Inc.

Date: March 7, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Nathan I. Partain
       ----------------------
       Nathan I. Partain

       President & Chief Executive Officer of
       Duff & Phelps Utility and Corporate Bond Trust, Inc.


Date: March 7, 2005

By:     /s/  Alan M. Meder
       -------------------
       Alan M. Meder,
       Treasurer & Principal Financial and Accounting Officer of Duff & Phelps Utility and Corporate Bond Trust, Inc.

Date: March 7, 2005